STOCK OPTIONS AND WARRANTS	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Stock Options And Warrants
STOCK OPTIONS AND WARRANTS

NOTE 11 – STOCK OPTIONS AND WARRANTS

The Company has issued option securities under its Incentive Plan and warrants entitling the holder to purchase shares of its common stock at specified prices and for specified exercise periods.

Options:

A summary of the Company’s option activity for the years ended October 31, 2024 and 2023 are presented below:

	Number of Shares	Weighted- average Exercise Price	Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at October 31, 2024	963,288	$2.94	8.07	$-
Granted	11,341	$4.50	5.00	$-
Exercised	-	$-	-	$-
Expired/Forfeited	(5,625)	$4.50	4.17	$-
Outstanding at January 31, 2025	969,004	$2.94	7.80	$203,000
Exercisable at January 31, 2025	507,393	$3.30	7.52	$87,000

During the three months ended January 31, 2025, under its Incentive Plan, the Board approved the granting of options to certain employees to purchase 11,341 shares of its common stock. The options vest annually over 3 years, expire five years from the date of grant and had an aggregate fair value of $30,000 at the date of grant. The Company valued the options using a Black-Scholes option pricing model with the following assumptions:

Exercise prices	$4.50
Expected dividends	-
Expected volatility	152%
Risk free interest rate	4.36%
Expected term of options	5.0 years

Options totaling 5,625 that were previously issued to certain employees that were no longer employed by the Company as of January 31, 2025, were forfeited.

During the three months ended January 31, 2025 and 2024, the Company amortized $249,000 and $246,000, respectively, of stock compensation costs associated with options vesting during the period.

There was approximately $1,035,000 of unamortized compensation associated with options outstanding as of January 31, 2025 that will be amortized over their respective remaining service periods.

Warrants:

A summary of the Company’s warrant activity for the years ended October 31, 2024 and 2023 are presented below:

	Number of Shares	Weighted- average Exercise Price	Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at October 31, 2024	2,559,239	$3.77	7.97	$-
Granted	-	$-	-	$-
Exercised	-	$-	-	$-
Expired/Forfeited	-	$-	-	$-
Outstanding at January 31, 2025	2,559,239	$3.77	7.72	$268,000
Exercisable at January 31, 2025	2,112,017	$4.07	7.35	$147,000

During the three months ended January 31, 2025 and 2024, the Company amortized $811,000 and $527,000, respectively, of stock compensation costs associated with warrants vesting during the period.

There was approximately $2,231,000 of unamortized compensation associated with warrants outstanding as of January 31, 2025 that will be amortized over their respective remaining service periods.

All stock compensation expense is classified under general and administrative expenses in the consolidated statements of operations.

NOTE 13 – STOCK OPTIONS AND WARRANTS

The Company has issued option securities under its Incentive Plan and warrants entitling the holder to purchase shares of its common stock at specified prices and for specified exercise periods.

Options:

A summary of the Company’s option activity for the years ended October 31, 2024 and 2023 are presented below:

	Number of Shares	Weighted- average Exercise Price	Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at October 31, 2022	535,750	$5.73	9.74	$-
Granted	665,000	$2.38	5.00	$-
Exercised	-	$-	-	$-
Expired/Forfeited	(305,000)	$6.57	8.74	$-
Outstanding at October 31, 2023	895,750	$2.97	5.67	$-
Granted	622,538	$2.52	9.42	$-
Exercised	-	$-	-	$-
Expired/Forfeited	(555,000)	$2.53	3.74	$-
Outstanding at October 31, 2024	963,288	$2.94	8.07	$-
Exercisable at October 31, 2024	402,077	$3.53	7.49	$-

During the year ended October 31, 2023, the Board approved the granting of options to purchase 665,000 shares of its common stock to Dr. Leider, former Chief Executive Officer of the Company, Dr. Golub, former Chief Operating Officer of the Company and Ms. Swartz, Chief Product Officer of the Company in accordance with their employment agreements. The options are exercisable until the fifth anniversary date of the date of issuance and had an aggregate fair value of $1,580,000. The options vest between one-year and three-year periods. The Company valued the options using a Black-Scholes option pricing model with the following assumptions:

Exercise prices	$2.28 - $2.40
Expected dividends	-
Expected volatility	167% - 168%
Risk free interest rate	3.7% - 4.10%
Expected term of options	5.0 years

During the year ended October 31, 2023, in connection with the resignation of the Company’s former Chief Executive Officer, Chief Operating Officer and a director, previously granted options in the aggregate of 305,000 were forfeited.

During the year ended October 31, 2024, under its Incentive Plan, the Board approved the granting of options to certain employees, officers and directors to purchase 622,538 shares of its common stock. The options vest over various periods ranging from 6 months to 3 years, expire five to ten years from the date of grant and had an aggregate fair value of $1,438,000 at the date of grant. The Company valued the options using a Black-Scholes option pricing model with the following assumptions:

Exercise prices	$2.00 - $4.50
Expected dividends	-
Expected volatility	156% - 159%
Risk free interest rate	4.20% - 4.34%
Expected term of options	6.0 years

During the year ended October 31, 2024, all options issued to Dr. Leider, the former Chief Executive Officer, that were not vested amounting to 190,000 at the time of the expiration of his employment agreement on May 31, 2024, were forfeited. In addition, all options issued to Dr. Leider and Dr. Howard Golub, the former Chief Science Officer, an employee, that were vested amounting to 95,000, 250,000, and 20,000, respectively, at the time of the expiration of their employment agreements, were not exercised by August 31, 2024 as required under the Incentive Plan, and as a result expired.

During the year ended October 31, 2024 and 2023, the Company amortized $953,000 and $622,000, respectively, of stock compensation costs associated with options issued.

There was approximately $1,284,000 of unamortized compensation associated with options outstanding as of October 31, 2024 that will be amortized over their respective remaining service periods.

Warrants:

A summary of the Company’s warrant activity for the years ended October 31, 2024 and 2023 are presented below:

	Number of Shares	Weighted- average Exercise Price	Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at October 31, 2022	1,613,250	$4.11	9.60	$2,185,000
Granted	72,656	$14.49	5.00	$-
Exercised	-	$-	-	$-
Expired/Forfeited	(10,000)	$8.00	-	$-
Outstanding at October 31, 2023	1,675,906	$4.54	8.47	$-
Granted	883,333	$2.32	9.21	$-
Exercised	-	$-	-	$-
Expired/Forfeited	-	$-	-	$-
Outstanding at October 31, 2024	2,559,239	$3.77	7.97	$-
Exercisable at October 31, 2024	1,995,350	$4.17	7.48	$-

2023 Warrants

As described in Note 10, in connection with the issuance of the SPA 23 on March 6, 2023, the Company issued the Purchaser’s 50,000 commitment Warrant Shares exercisable for a five-year period at a price of $12.00 per share. The Company valued the warrants on the dates of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 3.98%, (2) term of 5 years, (3) expected stock volatility of 169%, and (4) expected dividend rate of 0%. All of the warrants vested immediately. The grant date fair value of the warrants issued was $113,000. The Company recorded $113,000 as a loan discount which was amortized over the term of the SPA 23.

As described in Note 10, during the period August 2023 through September 2023, the Company sold 2.9 Units (“Units”) to 4 investors in a private offering at a purchase price of $250,000 per Unit for an aggregate purchase price of $725,000. Each Unit consists of (a) a $250,000 in principal amount 8% Convertible Promissory Note due September 30, 2026 (the “Note”); and (b) 7,813 common stock purchase warrants (the “Warrants”) (an aggregate of 22,656 warrants issued), each entitling the holder to purchase one share of common stock, $0.001 par value (“Shares”) at an exercise price of $20.00 for a period of five years from the date of issuance.

2024 Warrants

On July 8, 2024, in connection with the Financing (see Note 12), the Company issued the Investor a cashless warrant to purchase an aggregate of 83,333 shares of common stock. The warrant is exercisable for $2.00 per share (the closing price of the Company’s common stock on the date of grant was $1.66), until the tenth anniversary date of the date of issuance. The exercise price and number of shares issuable upon exercise of the warrant are subject to adjustment to give effect to stock splits, stock dividends and other recapitalization events and the sale of shares at a purchase price less than the exercise price then in effect.

On July 11, 2024, the Company granted warrants to purchase 350,000 shares of common stock to each of two consultants and then principal shareholders to the Company (“Consultants”). The Warrants vest in equal monthly installments over an eighteen (18) month period from the date of grant. Once vested, the Warrants are exercisable for a period of ten (10) years from the date of grant at an exercise price of $2.35 per share (subject to adjustment for stock splits, stock dividends and similar recapitalization events). The Consultants, who are the controlling stockholders of the Company, were also accorded piggy-back registration rights under the Securities Act of 1933, as amended (the “Securities Act”), with respect to the shares of common stock issuable upon exercise of the warrants. The Company valued the warrants on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 4.20%, (2) term of 10 years, (3) expected stock volatility of 159%, and (4) expected dividend rate of 0%. The grant date fair value of the warrants granted to each of the Consultants was $823,000 (total $1,645,000). The Company will amortize $1,645,000 of stock-based compensation expense over the vesting period of 18 months.

In August 2024, the Company entered into an agreement with a third party to provide consulting services for a one-year period. As consideration for agreeing to provide consulting services to the Company, the Company agreed to issue the consultant vested warrants to purchase 100,000 shares of unregistered common stock. The Company valued the warrants on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 3.96%, (2) term of 3 years, (3) expected stock volatility of 147%, and (4) expected dividend rate of 0%. The grant date fair value of the warrants granted was $185,000. The Company will amortize $185,000 of stock-based compensation expense over the term of the consulting agreement.

During the year ended October 31, 2024 and 2023, the Company amortized $2,450,000 and $2,134,000, respectively, of stock compensation costs associated with warrants issued.

There was approximately $3,005,000 of unamortized compensation associated with warrants outstanding as of October 31, 2024 that will be amortized over their respective remaining service periods.

All stock compensation expense is classified under general and administrative expenses in the consolidated statements of operations.